Risk Management and Hedging Activities - Summary of Gross and Net Amounts of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Liabilities Presented in the Balance Sheet	$ 31	$ 60
Commodity Derivatives [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Assets Presented in the Balance Sheet	119	48
Amounts Not Offset in the Balance Sheet - Financial Instruments, Assets	(10)	(7)
Net Amount, Assets	109	41
Gross Amounts of Liabilities Presented in the Balance Sheet	(33)	(72)
Amounts Not Offset in the Balance Sheet - Financial Instruments, Liabilities	10	7
Net Amount, Liabilities	(23)	(65)
Interest Rate Derivative [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Assets Presented in the Balance Sheet
Amounts Not Offset in the Balance Sheet - Financial Instruments, Assets
Net Amount, Assets
Gross Amounts of Liabilities Presented in the Balance Sheet	(6)	(21)
Net Amount, Liabilities	$ (6)	$ (21)